S000073362 [Member] Expense Example - FlexShares ESG & Climate Investment Grade Corporate Core Index Fund - FlexShares ESG & Climate Investment Grade Corporate Core Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	41
Expense Example, with Redemption, 5 Years	72
Expense Example, with Redemption, 10 Years	$ 165